Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

POLICIES AND PRACTICES REGARDING THE GRANT OF STOCK OPTIONS

Under the Company’s policies and practices, while the Committee does not have predetermined fixed dates upon which grants must be made, stock options (including those granted to our NEOs) are generally granted as part of annual award opportunities at a regularly scheduled Committee meeting or via a unanimous written consent executed by the Committee during January or February of each year. Such Committee meetings are generally scheduled at least one year in advance. Grants for any new hire or promoted employee who would otherwise receive a relevant grant of stock options after such February grant date in any year are generally made on an ad hoc basis, from time to time as determined by the Committee, as needed under the particular circumstances of such new hire or promotion, and at a special Committee meeting or via unanimous written consent of the Committee. All such stock options are granted under a shareholder-approved plan and with an exercise price equal to the closing market price of the Company’s common shares on the date of grant.

As a general matter, the Committee does not take material nonpublic information into account when determining the timing and terms of such stock option awards. Due to the grant timing described above, grants may be made both during or outside of open trading windows. This grant timing is used to provide for a routine and regular grant practice regarding all employees’ stock options, and in order to make sure that the existence (or lack thereof) of material nonpublic information is not a factor in decisions about the timing or size of stock option grants. In this sense, the Committee acts in a neutral manner with respect to the existence (or lack thereof) of material nonpublic information when making stock option grants. In 2025, stock option grants were made during a designated time period that triggered proxy statement disclosure of such grants under certain new disclosure requirements in Regulation S-K Item 402(x)(1), but the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, the Company granted stock options to NEOs on February 19, 2025, which was during the period beginning four business days before and ending one business day after the filing a Form 8-K on February 24, 2025 that disclosed material nonpublic information. Pursuant to SEC rules, we are providing the following information relating to the stock options awarded to NEOs during the designated time period.

Name (a)	Grant Date (b)	Number of Securities Underlying the Award (c)	Exercise Price of the Award ($/Sh) (d)	Grant Date Fair Value of the Award ($)[1] (e)

Percentage change in the Closing Market
Price of the Securities Underlying the Award
between the Trading Day Ending Immediately
Prior to the Disclosure of Material Nonpublic
Information and the Trading Day beginning
Immediately Following the Disclosure of
Material Nonpublic Information

(%)

(f)

Steven B. Hedlund	2/19/2025	24,620	215.90	1,375,027	0.26
Gabriel Bruno	2/19/2025	7,162	215.90	399,998	0.26
Jennifer I. Ansberry	2/19/2025	3,760	215.90	209,996	0.26
Michael J. Whitehead	2/19/2025	3,021	215.90	168,723	0.26
Susan C. Edwards	2/19/2025	2,910	215.90	162,524	0.26

1	The amounts reported in this column reflect the grant date fair value under FASB ASC Topic 718 for the stock option awards. Assumptions used in the calculations of these amounts are included in footnote 10 to our audited financial statements for the fiscal year ended December 31, 2025 included in our Annual Report on Form 10-K filed with the SEC on February 25, 2026.

Award Timing Method	Under the Company’s policies and practices, while the Committee does not have predetermined fixed dates upon which grants must be made, stock options (including those granted to our NEOs) are generally granted as part of annual award opportunities at a regularly scheduled Committee meeting or via a unanimous written consent executed by the Committee during January or February of each year.